Financial risk management - Offsetting derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative assets
Net amount of financial assets presented in the statement of financial position	€ 131	€ 182
Financial instruments assets/(liabilities)	(115)	(158)
Cash collateral (received)/pledged	(15)	(20)
Net amount	1	4
Derivative liabilities
Net amounts of financial assets/(liabilities) presented in the statement of financial position	(285)	(496)
Financial instruments assets/(liabilities)	(115)	(158)
Cash collateral (received)/pledged	(164)	(327)
Net amount	(6)	(11)
Total
Total net amounts of financial assets (liabilities) presented in the statement of financial position	(154)	(314)
Net financial instruments assets (liabilities)	0	0
Net cash collateral received (pledged)	(149)	(307)
Net amount	€ (5)	€ (7)